UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 10.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$800,130
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,698,925

		$3,499,055

Education — 25.9%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$125,301
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	683,075
Monroe County Industrial Development Corp., (University of Rochester), 4.00%, 7/1/43	1,000	1,079,510
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,396,227
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,373,111
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	113,064
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	640,134
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	360,188
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,000	1,155,790
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,092,680
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	592,044

		$8,611,124

Electric Utilities — 4.8%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/42	$200	$236,640
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,160	1,356,411

		$1,593,051

Escrowed/Prerefunded — 10.9%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$500	$532,520
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	2,000	2,187,400
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	235	252,677
Triborough Bridge and Tunnel Authority, Prerefunded to 5/15/18, 5.00%, 11/15/37	340	344,491
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	300	309,318

		$3,626,406

General Obligations — 10.8%
Nassau County, 5.00%, 10/1/39	$340	$401,798
New York, 4.00%, 10/1/41	500	543,720
New York, 5.00%, 2/15/34(1)	1,000	1,095,590
New York City, 5.00%, 8/1/34(1)	1,350	1,547,370

		$3,588,478

Hospital — 9.4%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/33	$745	$871,829
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	144,927
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	192,865

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/37	$130	$140,895
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.375%, 7/1/34(1)	500	531,895
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,072,034
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	165	183,160

		$3,137,605

Housing — 11.9%
New York City Housing Development Corp., 3.45%, 11/1/37	$135	$136,104
New York City Housing Development Corp., 3.55%, 11/1/42	805	806,006
New York City Housing Development Corp., 4.05%, 11/1/41	330	343,698
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	805	798,971
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	527,150
New York Mortgage Agency, 3.55%, 10/1/33	495	505,400
New York Mortgage Agency, 3.90%, 10/1/36	810	849,423

		$3,966,752

Industrial Development Revenue — 2.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$657,145

		$657,145

Insured-Education — 3.7%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,791
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	362,357
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	573,422

		$1,226,570

Insured-Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$526,185
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	529,460

		$1,055,645

Insured-Escrowed/Prerefunded — 7.1%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$535	$566,169
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	560	595,190
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	250	258,858
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	933,879

		$2,354,096

Insured-General Obligations — 3.5%
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	$185	$186,954
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	192,107
Oyster Bay, (AGM), 4.00%, 8/1/28	725	779,556

		$1,158,617

Insured-Hospital — 1.5%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$502,435

		$502,435

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.9%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$971,033

		$971,033

Insured-Special Tax Revenue — 4.0%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$553,901
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	594,201
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	197,148

		$1,345,250

Lease Revenue/Certificates of Participation — 5.3%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$1,000	$1,183,850
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	500	591,925

		$1,775,775

Other Revenue — 13.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$678,711
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	567,180
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	1,000	1,099,790
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,087,662

		$4,433,343

Special Tax Revenue — 18.5%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$280	$309,574
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	220	243,045
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,155,102
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	650	711,406
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,156,354
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	530	567,370

		$6,142,851

Senior Living/Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$20	$23,435
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	50	59,798
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	55	66,284
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	125	143,530

		$293,047

Transportation — 16.8%
Metropolitan Transportation Authority, 4.00%, 11/15/46	$1,305	$1,397,642
Nassau County Bridge Authority, 5.00%, 10/1/35	350	375,561
Nassau County Bridge Authority, 5.00%, 10/1/40	65	69,657
New York Thruway Authority, 5.00%, 1/1/37	1,170	1,301,730
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	948,076
Port Authority of New York and New Jersey, 5.00%, 11/15/41	1,095	1,305,700
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	200	205,966

		$5,604,332

Water and Sewer — 3.6%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38	$1,000	$1,198,070

		$1,198,070

Value
Total Tax-Exempt Investments — 170.5% (identified cost $53,713,911)	$56,740,680

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.3)%	$(1,750,570)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (34.4)%	$(11,451,699)

Other Assets, Less Liabilities — (30.8)%	$(10,258,764)

Net Assets Applicable to Common Shares — 100.0%	$33,279,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$56,740,680	$—	$56,740,680
Total Investments	$—	$56,740,680	$—	$56,740,680

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018